Offerings - Offering: 1	Sep. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.24 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	3.60
Maximum Aggregate Offering Price	$ 36,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,971.60
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Our Ordinary Shares are not traded on any national exchange and in accordance with Rule 457, the proposed maximum aggregate offering price was determined by multiplying 10,000,000 shares representing the shares to be offered by the assumed price of $3.60 per share. Calculated pursuant to Rule 457(o) under the Securities Act.